Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

Management has evaluated all activity up to May 17, 2021 and concluded that no subsequent events have occurred that would require recognition in these financial statements or disclosure in the notes to these financial statements other than the following:

In April 2021, we filed a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D COD”) with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series D Convertible Preferred Stock and authorized the issuance of up to four hundred (1,000) shares of Series D Preferred Stock. The Series D Preferred Stock has a stated value of $1,200 per share (“Stated Value”) and the holder of the Series D Preferred Stock has the right to receive a dividend equal to eight percent (8%) per annum, payable quarterly, beginning on the issuance date of the Series D Preferred Stock and ending on the date that Series D Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Series D Preferred Stock at the discretion of the Company. Further, the holders of the Series D Preferred Stock has the right to receive assets in the event of liquidation, dissolution or winding up before any distribution or payment shall be made to the holders of any securities junior to the Series D Preferred Stock.

On April 8, 2021, the Company issued 400 shares of Series D Preferred Stock to GHS Investments, LLC pursuant to a Securities Purchase Agreement (“GHS Agreement”) for net proceeds of $427,600. In conjunction with the GHS Agreement, the Company issued warrants to purchase 40,000,000 shares of common stock at an exercise price of $0.001.

On May 4, 2021, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up May 2021 Note”). Pursuant to the terms of the Power Up 2021 Note, the lender agreed to purchase from the Company, for a purchase price of $150,000, a 10% convertible note in the principal amount of $169,125. The Power Up 2021 Note matures and becomes due and payable on May 4, 2022 and accrues interest at a rate of 10% per annum. The Power Up May 2021 Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up May 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

On May 12, 2021, the Company issued 150 shares of Series D Preferred Stock to GHS Investments, LLC pursuant to a Securities Purchase Agreement (“GHS Agreement”) for net proceeds of $146,500. In conjunction with the GHS Agreement, the Company issued warrants to purchase 1,500,000 shares of common stock at an exercise price of $0.001.

Through the issuance date, the Company issued an aggregate of 100,448,779 shares of common stock pursuant to conversions of Power Up, EMA and JSJ debentures.

In May 2021, the Company issued an aggregate of 41,000,000 shares of common stock to Pride Partners pursuant to conversion of 41,000 shares of Series C preferred stock.

Note 12. Subsequent Events

On February 5, 2021, we amended our Certificate of Incorporation to increase our authorized capitalization from 1,000,000,000 shares of common stock, par value $0.001 per share, to 2,000,000,000 shares of common stock.

On March 5, 2021, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up 2021 Note”). Pursuant to the terms of the Power Up 2021 Note, the lender agreed to purchase from the Company, for a purchase price of $78,500, a 10% convertible note in the principal amount of $86,350. The Power Up 2021 Note matures and becomes due and payable on March 5, 2022 and accrues interest at a rate of 10% per annum. The Power Up 2021 Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

Through the issuance date, the Company issued an aggregate of 37,538,998 shares of common stock pursuant to conversions of Calvary and Power Up debentures.

 In April 2021, we filed a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D COD”) with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series D Convertible Preferred Stock and authorized the issuance of up to four hundred (400) shares of Series D Preferred Stock. The Series D Preferred Stock has a stated value of $1,200 per share (“Stated Value”) and the holder of the Series D Preferred Stock has the right to receive a dividend equal to eight percent (8%) per annum, payable quarterly, beginning on the issuance date of the Series D Preferred Stock and ending on the date that Series D Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Series D Preferred Stock at the discretion of the Company. Further, the holders of the Series D Preferred Stock has the right to receive assets in the event of liquidation, dissolution or winding up before any distribution or payment shall be made to the holders of any securities junior to the Series D Preferred Stock.

On April 8, 2021, the Company issued 400 shares of Series D Preferred Stock to GHS Investments, LLC pursuant to a Securities Purchase Agreement (“GHS Agreement”) for net proceeds of $427,600. In conjunction with the GHS Agreement, the Company issued warrants to purchase 40,000,000 shares of common stock at an exercise price of $0.001.

Management has evaluated all activity and concluded that no subsequent events have occurred that would require recognition in these financial statements or disclosure in the notes to these financial statements.